INVENTORY (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Inventory	$ 284,219	$ 202,189	$ 265,761
Parts, materials and assemblies [Member]
Inventory		$ 202,189	$ 265,761